NOTE 6. TAX INSTALLMENTS PAYABLE - NOTE 6. TAX INSTALLMENTS PAYABLE SCHEDULE (SCHEDULE) (Details) (USD $)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Principal	$ 87,271	$ 87,271	$ 87,271	$ 87,271	$ 87,271
Fines	17,454	17,454	17,454	17,454	17,454
Interest	4,763	4,763	4,763	4,763	4,763	(49,001)	(14,207)
Total	$ 109,488	$ 109,488	$ 109,488	$ 109,488	$ 109,488